Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and cash equivalents	¥ 70,500	¥ 30,500
Derivatives	544	586
Total assets	94,402	74,114
Liabilities:
Derivatives	3,259	9,392
Total liabilities	3,259	9,392
Corporate Bonds
Assets:
Available-for-sale(current)	1,222
Available-for-sale (noncurrent)	822	229
Government Bonds
Assets:
Available-for-sale (noncurrent)	289	269
Fund Trusts
Assets:
Available-for-sale (noncurrent)	124	86
Equity Securities
Assets:
Available-for-sale (noncurrent)	20,901	42,444
Fair Value, Inputs, Level 1
Assets:
Total assets	23,030	42,725
Fair Value, Inputs, Level 1 | Corporate Bonds
Assets:
Available-for-sale(current)	1,222
Available-for-sale (noncurrent)	605
Fair Value, Inputs, Level 1 | Government Bonds
Assets:
Available-for-sale (noncurrent)	289	269
Fair Value, Inputs, Level 1 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	13	12
Fair Value, Inputs, Level 1 | Equity Securities
Assets:
Available-for-sale (noncurrent)	20,901	42,444
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	70,500	30,500
Derivatives	544	586
Total assets	71,372	31,389
Liabilities:
Derivatives	3,259	9,392
Total liabilities	3,259	9,392
Fair Value, Inputs, Level 2 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	217	229
Fair Value, Inputs, Level 2 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	¥ 111	¥ 74